Organization and nature of business (Tables)	6 Months Ended
Mar. 31, 2023
Organization and nature of business
Schedule of subsidiaries upon reorganization
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal activities
FAMI	July 28, 2015	Cayman	Parent	Holding company
Farmmi International	August 20, 2015	Hong Kong	100%	Holding company
Farmmi Enterprise	May 23, 2016	Zhejiang, China	100%	Holding company
Farmmi Technology	June 6, 2016	Zhejiang, China	100%	Holding company
Farmmi Agricultural	December 8, 2015	Zhejiang, China	100%	Holding company
Farmmi Food	December 26, 2017	Zhejiang, China	100%	Dehydrating, further processing and distribution of edible fungus
Farmmi E-Commerce	March 22, 2019	Zhejiang, China	100%	Technology development, technical services and technical consultation related to agricultural products
Farmmi Biotech	April 7, 2021	Zhejiang, China	100%	Research and development of mushroom powder and mushroom extract
Farmmi Ecology	April 25, 2021	Zhejiang, China	100%	Holding company
Farmmi Supply Chain	May 11, 2021	Zhejiang, China	100%	Agricultural products supply chain
Farmmi Health Development	September 17, 2021	Zhejiang, China	100%	Health development
Farmmi Medical Health	September 18, 2021	Zhejiang, China	100%	Medical health
Farmmi Holdings	September 18, 2021	Zhejiang, China	100%	Holding company
Jiangxi Xiangbo	June 18, 2021	Jiangxi, China	100%	Holding company
Yudu Yada	November 10, 2010	Jiangxi, China	100%	Forestry development
Guoning Zhonghao	June 15, 2021	Zhejiang, China	100%	Agriculture exporting
Farmmi Eco Agri	May 27, 2022	Zhejiang, China	100%	Agriculture products
Farmmi Canada	July 13, 2022	Canada	100%	Agriculture products
Farmmi USA	April 20, 2023	USA	100%	Import and export of agriculture products
Nongyuan Network	July 7, 2016	Zhejiang, China	0 (VIE)	Trading
Yitang Mediservice	September 7, 2021	Zhejiang, China	100% subsidiary of the VIE	Medical services
Yiting Meditech	September 17, 2021	Zhejiang, China	100% subsidiary of the VIE	Medical technology
Yifeng Medihealth	January 10, 2022	Zhejiang, China	100% subsidiary of the VIE	Medical health
Yilong Enterprise	January 10, 2022	Zhejiang, China	100% subsidiary of the VIE	Management services
YF YL MediTech	January 19, 2022	Zhejiang, China	100% subsidiary of the VIE	Medical technology
YT SK Medihealth	January 19, 2022	Zhejiang, China	100% subsidiary of the VIE	Medical health